DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

16. DISCONTINUED OPERATIONS

(a) Peak Mines

In the third quarter of 2017, Peak Mines in Australia ("Peak Mines") met the criteria as a discontinued operation under IFRS 5. The Company completed the sale of Peak Mines in early April 2018 and recognized a loss from discontinued operations, net of tax of $0.8 million for the year ended December 31, 2018.

(b) Mesquite

In September 2018, the Company announced that it had entered into an agreement to sell the Mesquite Mine in the United States ("Mesquite") and as a result Mesquite met the criteria as a discontinued operation under IFRS 5. The Company completed the sale of Mesquite in October 2018.

For the year ended December 31, 2018, the net earnings from Mesquite was reported as earnings from discontinued operations. Upon execution of the sale, the Company received $158.0 million in cash and incurred $0.9 million in disposal costs. In addition to the net cash proceeds, the purchase consideration included a working capital receivable due from the purchaser, which was collected in the first quarter of 2019. Additionally, the expected purchase consideration included an estimate for a receivable from the purchaser related to income tax refunds that were recoverable by Mesquite at the date of the sale, which is included in current assets on the statement of financial position. For the year ended December 31, 2018, the Company recognized a loss from discontinued operations of $154.1 million related to Mesquite.

 The net earnings from Mesquite for the year ended December 31, 2018 are as follows:

Year ended December 31
(in millions of U.S. dollars, except per share amounts)	2018
Revenues	146.1
Operating expenses	95.6
Depreciation and depletion	35.4
Revenue less cost of goods sold	15.1

Finance income	0.4
Finance costs	(0.4)
Other losses	—
Impairment loss on held-for-sale assets	(253.1)
Loss before taxes	(238.0)
Income tax recovery	83.9
Loss from discontinued operations, net of tax	(154.1)

The following table provides details of the cash flow from operating, investing and financing activities of Mesquite for the year ended December 31, 2018:

Year ended December 31
(in millions of U.S. dollars)	2018
OPERATING ACTIVITIES
Loss from discontinued operations	(154.1)
Adjustments for:
Depreciation and depletion	35.4
Income tax recovery	(83.9)
Finance income	(0.4)
Finance costs	0.4
Impairment loss on held-for-sale assets	253.1
50.5
Change in non-cash operating working capital	(15.9)
Income taxes received	2.6
Cash generated from operations	37.2
INVESTING ACTIVITIES
Mining interests	(4.5)
Interest received	0.4
Cash used by investing activities	(4.1)
Change in cash and cash equivalents	33.1